EMPLOYMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Persons Employed by the Group in the Financial Year
The average number of persons employed by the Group is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Research and development	52	57	59
Administration and sales	148	159	163
Manufacturing and quality	343	363	353

	543	579	575

Schedule of Employment Costs
Employment costs charged in the Consolidated Income Statement for continuing operations are analysed as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Wages and salaries	26,187	25,885	26,475
Social welfare costs	2,195	2,538	2,585
Pension costs	447	503	490
Tax settlement (Note 6)	—	5,094	—
Share-based payments	792	758	1,369
Restructuring Cost	388	-	-
Recognition of contingent asset (Note 27)	(1,316)

	28,693	34,778	30,919